Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards

In accordance with Item 402(x) of Regulation S-K, we are providing information regarding our procedures related to the grant of stock options close in time to the release of material non-public information. For our annual awards, we typically grant equity awards three business days after the filing of the Form 10-K. For other awards, we take into account the timing of material non-public information so that we do not make any grants of stock options close in time to the release of material non-public information. During fiscal year 2025, there were no stock option or stock appreciation right awards to any NEOs within four business days preceding or one business day after the filing of any report of Forms 10-K, 10-Q, or 8-K that discloses material nonpublic information.

Award Timing Method	we typically grant equity awards three business days after the filing of the Form 10-K.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	we take into account the timing of material non-public information so that we do not make any grants of stock options close in time to the release of material non-public information.
MNPI Disclosure Timed for Compensation Value	true